Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of stock options activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2020	381,910	$14.62	1.64	$-
Granted	35,100	7.60
Exercised	-	-
Expired and forfeited	(111,171)	13.52

Outstanding as of December 31, 2020	305,839	14.21	1.33	98

Vested and expected to vest at December 31, 2020	305,839	14.21	1.33	98

Exercisable as of December 31, 2020	247,741	14.44	0.93	14

Schedule of stock options under the 2013 share option plan
	Options outstanding at December 31, 2020			Options exercisable at December 31, 2020
Exercise price	Number outstanding	Weighted average exercise price	Weighted average remaining contractual life	Number exercisable	Weighted average exercise price	Weighted average remaining contractual life
$		$	In years		$	In years

7.6	35,100	7.6	4.53	4,875	7.6	4.53
11.29-12.65	155,350	11.89	0.53	155,350	11.89	0.53
18.9-19.85	115,389	19.34	1.44	87,516	19.34	1.43

	305,839			247,741

Schedule of RSUs activity
	Number of RSUs	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding as of January 1, 2020	448,813	1.53	$3,824
Granted	340,000
Vested	(145,303)
Cancelled	(92,335)

Outstanding as of December 31, 2020	551,175	1.51	$5,732

Schedule of department allocation of share-based compensation charges
	Year ended December 31,
	2020(*)	2019(*)	2018(*)

Cost of revenues	$106	$204	$112
Research and development, net	879	729	808
Sales and marketing	536	638	698
General and administrative	648	657	503

	$2,169	$2,228	$2,121